Parent Company Condensed Financial Information - Statements of Cash Flows (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Information [Line Items]
Net income	$ 43,414,000	$ 38,680,000	$ 50,539,000	$ 34,200,000	$ 47,264,000
Tax (benefit) expense from stock-based compensation			(200,000)	(300,000)	(400,000)
Net Cash Provided by Operating Activities	58,458,000	67,917,000	86,076,000	83,890,000	73,902,000
Net Cash (Used in) Provided by Investing Activities	(349,104,000)	(226,540,000)	(309,683,000)	(8,323,000)	131,740,000
Redemption of preferred stock			0	0	(108,676,000)
(Purchase) Sale of treasury shares, net			0	1,047,000	1,946,000
Preferred stock dividends			0	0	(5,072,000)
Cash dividends paid to common shareholders	(14,858,000)	(13,379,000)	(18,137,000)	(17,357,000)	(16,830,000)
Tax benefit (expense) from stock-based compensation	0	(47,000)	96,000	(30,000)	(66,000)
Net Cash Provided (used) by Financing Activities	326,121,000	55,840,000	(5,748,000)	(8,382,000)	(43,312,000)
Net increase (decrease) in cash	35,475,000	(102,783,000)	(229,355,000)	67,185,000	162,330,000
Cash and cash equivalents at beginning of period	108,356,000	337,711,000	337,711,000	270,526,000	108,196,000
Cash and Cash Equivalents at End of Period	143,831,000	234,928,000	108,356,000	337,711,000	270,526,000
Parent Company [Member]
Condensed Financial Information [Line Items]
Net income			50,539,000	34,200,000	47,264,000
Equity in (undistributed net income) distribution in excess of net income of subsidiaries			(29,785,000)	(1,188,000)	(25,982,000)
Tax (benefit) expense from stock-based compensation			(96,000)	30,000	66,000
Other			121,000	1,023,000	10,145,000
Net Cash Provided by Operating Activities			20,779,000	34,065,000	31,493,000
Net investments in subsidiaries				(5,035)
Acquisitions				(14,123,000)
Net Cash (Used in) Provided by Investing Activities				(19,158,000)
Redemption of preferred stock					(108,676,000)
(Purchase) Sale of treasury shares, net			(88,000)	998,000	1,946,000
Preferred stock dividends					(5,072,000)
Cash dividends paid to common shareholders			(18,137,000)	(17,357,000)	(16,830,000)
Tax benefit (expense) from stock-based compensation			96,000	(30,000)	(66,000)
Net Cash Provided (used) by Financing Activities			(18,129,000)	(16,389,000)	(128,698,000)
Net increase (decrease) in cash			2,650,000	(1,482,000)	(97,205,000)
Cash and cash equivalents at beginning of period		12,202,000	12,202,000	13,684,000	110,889,000
Cash and Cash Equivalents at End of Period			$ 14,852,000	$ 12,202,000	$ 13,684,000